Stock-Based Compensation (Schedule Of The Options Outstanding) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Jan. 31, 2011
Stock options outstanding	25.0
Weighted average exercise price	$ 17.31
Weighted average remaining contractual term, in years	2.1
Stock options exercisable	11.9
Weighted average exercise price	$ 16.51
Weighted average remaining contractual term, in years	1.0
$14.50 to $16.00 [Member]
Minimum exercise price	$ 14.50
Maximum exercise price	$ 16.00
Stock options outstanding	5.9
Weighted average exercise price	$ 14.73
Weighted average remaining contractual term, in years	0.2
Stock options exercisable	5.9
Weighted average exercise price	$ 14.72
Weighted average remaining contractual term, in years	0.2
$16.01 to $17.50 [Member]
Minimum exercise price	$ 16.01
Maximum exercise price	$ 17.50
Stock options outstanding	4.7
Weighted average exercise price	$ 17.42
Weighted average remaining contractual term, in years	4.2
$17.51 to $19.00 [Member]
Minimum exercise price	$ 17.51
Maximum exercise price	$ 19.00
Stock options outstanding	14.0
Weighted average exercise price	$ 18.28
Weighted average remaining contractual term, in years	2.2
Stock options exercisable	5.8
Weighted average exercise price	$ 18.19
Weighted average remaining contractual term, in years	1.9
$19.01 to $21.00 [Member]
Minimum exercise price	$ 19.01
Maximum exercise price	$ 21.00
Stock options outstanding	0.4
Weighted average exercise price	$ 20.11
Weighted average remaining contractual term, in years	2.2
Stock options exercisable	0.2
Weighted average exercise price	$ 20.08
Weighted average remaining contractual term, in years	2.2